Net finance income/(expense) (Tables)	12 Months Ended
Dec. 31, 2022
Net finance income/(expense) [Abstract]
Net Finance Income/(Expense)

	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Finance income
Gain on cash equivalents held at FVTPL	308	—	—
Interest income under effective interest rate method at FVOCI	858	—	—
Total finance income	1,166	—	—
Finance expense
Expected credit losses on marketable securities at FVOCI	(121)	—	—
Finance expenses on investment	(123)	—	—
Interest expense	—	(9)	—
Total finance expense	(244)	(9)	—
Net finance income/(expense)	922	(9)	—